PREPAYMENTS AND OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Receivables [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES

7.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following as of December 31, 2021 and March 31, 2021:

	December 31, 2021	March 31, 2021
Prepayment	34,248	-
Deposit	79,447	155,830
Receivable of consideration on disposal of subsidiaries	269,057	258,929
Other receivables	227,869	269,402
	$610,621	$684,161

8.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consists of the following as of March 31, 2021 and 2020:

	2021	2020
Deposit	155,830	123,965
Receivable of consideration on disposal of subsidiaries	258,929	-
Other receivables	269,402	108,009
	$684,161	$231,974